Segment information (Tables)	12 Months Ended
Dec. 31, 2022
Segment Information [Abstract]
Schedule of segment information
	As of December 31,
	2022	2021
Total assets
Trucking services	$75,947,153	$64,743,182
Car-hailing and driver management services	19,600,724	17,606,804
Car owner services	15,908,978	-
Total	$111,456,855	$82,349,986

Total Property and equipment, net
Trucking services	$1,459,760	$2,243,651
Car-hailing and driver management services	7,613,938	9,980,931
Car owner services	-	-
Total	$9,073,698	$12,224,582